Asbestos - Additional Information (Detail)		3 Months Ended					12 Months Ended				48 Months Ended
	Jul. 02, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 AUD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 AUD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Asbestos adjustments			$ 43,600,000	$ 56,800,000			$ 156,400,000		$ (40,400,000)	$ (5,500,000)
Discounted (but inflated) central estimate lower range value		$ 1,000,000,000					1,000,000,000				$ 1,000,000,000		$ 1,300,000,000
Discounted (but inflated) central estimate high range value		2,400,000,000					2,400,000,000				2,400,000,000		3,100,000,000
Undiscounted (but inflated) central estimate lower range value		1,300,000,000					1,300,000,000				1,300,000,000		1,700,000,000
Undiscounted (but inflated) central estimate high range value		3,200,000,000					3,200,000,000				3,200,000,000		4,200,000,000
Payment to fund							102,200,000		91,100,000	$ 62,800,000	369,100,000	$ 456,800,000
Net cash provided by operating activities		292,100,000			$ 260,400,000	$ 179,500,000	295,000,000
Restricted short-term investments - Asbestos		$ 38,400,000			0		$ 38,400,000		0		$ 38,400,000		$ 50,000,000	$ 76,800,000	$ 100,000,000
Time deposit interest rate (as percent)		2.32%					2.32%				2.32%		2.32%
Secured standby loan facility maximum borrowing capacity		$ 245,800,000					$ 245,800,000				$ 245,800,000		$ 320,000,000.0
Maturity date of secured standby loan facility							Nov. 01, 2030	Nov. 01, 2030
Loan facility, outstanding balance		$ 0			$ 52,400,000		$ 0		$ 52,400,000		$ 0
Rate of interest of Benchmark Bonds (as percent)							6.00%	6.00%
Maturity date of Benchmark Bonds							May 01, 2020	May 01, 2020
AICF Funding [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Asbestos adjustments							$ 800,000
Payment to fund							$ 102,200,000	$ 135,100,000
Maximum percentage of Free Cash Flow contributed to AICF (as percent)							35.00%	35.00%
Net cash provided by operating activities							$ 294,200,000
Restricted short-term investments - Asbestos														$ 0
AICF Funding [Member] | Scenario, Forecast [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund	$ 103,000,000